UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

FORM N-Q

DECEMBER 31, 2016

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited)	December 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 18.2%
Auto Components - 1.0%
Hella KGaA Hueck & Co.	38,010	$1,432,318	(a)

Distributors - 2.1%
Connect Group PLC	637,220	1,198,425	(a)
SA D’Ieteren NV	37,430	1,654,237	(a)

Total Distributors		2,852,662

Hotels, Restaurants & Leisure - 1.2%
Melco International Development Ltd.	1,187,839	1,606,656	(a)

Household Durables - 4.3%
Dorel Industries Inc., Class B Shares	50,030	1,445,771
Even Construtora e Incorporadora SA	499,090	564,818	(a)
Iida Group Holdings Co., Ltd.	77,912	1,475,007	(a)
Token Corp.	9,475	669,985	(a)
TomTom NV	195,580	1,758,708	*(a)

Total Household Durables		5,914,289

Internet & Direct Marketing Retail - 1.6%
CJ O Shopping Co., Ltd.	7,041	946,046	(a)
eDreams ODIGEO SA	398,500	1,243,713	*(a)

Total Internet & Direct Marketing Retail		2,189,759

Media - 2.7%
Entertainment One Ltd.	312,790	886,170	(a)
KT Skylife Co., Ltd.	112,296	1,600,372	(a)
Modern Times Group MTG AB, Class B Shares	41,520	1,230,023	(a)

Total Media		3,716,565

Specialty Retail - 2.0%
Card Factory PLC	223,560	696,744	(a)
Mekonomen AB	66,640	1,253,460	(a)
Sanrio Co., Ltd.	40,302	759,245	(a)

Total Specialty Retail		2,709,449

Textiles, Apparel & Luxury Goods - 3.3%
361 Degrees International Ltd.	3,714,819	1,432,693	(a)
Hosa International Ltd.	4,164,493	1,421,827	(a)
Jimmy Choo PLC	448,000	772,999	*(a)
Sitoy Group Holdings Ltd.	3,501,083	912,117	(a)

Total Textiles, Apparel & Luxury Goods		4,539,636

TOTAL CONSUMER DISCRETIONARY		24,961,334

CONSUMER STAPLES - 4.9%
Beverages - 0.9%
Refresco Group NV	77,350	1,174,604	(a)(b)

Food & Staples Retailing - 1.8%
MARR SpA	91,250	1,665,425	(a)
PT Matahari Putra Prima Tbk	7,498,454	820,969	(a)

Total Food & Staples Retailing		2,486,394

Food Products - 1.1%
Wessanen	111,560	1,559,857	(a)

Household Products - 0.6%
McBride PLC	343,670	766,824	(a)

Tobacco - 0.5%
PT Wismilak Inti Makmur Tbk	19,824,676	647,238	(a)

TOTAL CONSUMER STAPLES		6,634,917

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
ENERGY - 4.2%
Energy Equipment & Services - 2.9%
Amec Foster Wheeler PLC	248,790	$1,434,480	(a)
Ocean Yield ASA	187,550	1,411,874	(a)
Shinko Plantech Co., Ltd.	155,201	1,125,142	(a)

Total Energy Equipment & Services		3,971,496

Oil, Gas & Consumable Fuels - 1.3%
QGEP Participacoes SA	550,060	899,150	(a)
TransGlobe Energy Corp.	551,070	931,686

Total Oil, Gas & Consumable Fuels		1,830,836

TOTAL ENERGY		5,802,332

FINANCIALS - 9.0%
Banks - 2.6%
Atlas Mara Ltd.	154,510	300,558	*(a)
Banca Sistema SpA	432,290	1,000,520	(a)(b)
Permanent TSB Group Holdings PLC	351,300	1,018,826	*(a)
San-In Godo Bank Ltd.	150,700	1,253,474	(a)

Total Banks		3,573,378

Capital Markets - 5.7%
Anima Holding SpA	179,020	971,622	(a)(b)
Fairfax India Holdings Corp.	101,790	1,175,674	*(b)
GCA Corp.	147,937	1,038,671	(a)
Hellenic Exchanges - Athens Stock Exchange SA Holding	148,770	765,735	(a)
Ichiyoshi Securities Co., Ltd.	96,449	738,539	(a)
JAFCO Co., Ltd.	39,526	1,292,862	(a)
KIWOOM Securities Co., Ltd.	17,481	1,039,323	(a)
Man Group PLC	476,020	692,808	(a)

Total Capital Markets		7,715,234

Insurance - 0.7%
Greenlight Capital Re Ltd., Class A Shares	42,790	975,612	*

TOTAL FINANCIALS		12,264,224

HEALTH CARE - 2.8%
Health Care Equipment & Supplies - 0.9%
Nikkiso Co., Ltd.	127,042	1,204,957	(a)

Pharmaceuticals - 1.9%
Livzon Pharmaceutical Group Inc., Class H Shares	281,924	1,640,882	(a)
Luye Pharma Group Ltd.	1,638,700	969,237	(a)

Total Pharmaceuticals		2,610,119

TOTAL HEALTH CARE		3,815,076

INDUSTRIALS - 26.3%
Air Freight & Logistics - 1.8%
SBS Holdings Inc.	193,694	1,348,306	(a)
Wincanton PLC	372,440	1,124,732	(a)

Total Air Freight & Logistics		2,473,038

Airlines - 0.5%
Flybe Group PLC	1,336,350	723,787	*(a)

Building Products - 1.0%
Tarkett SA	39,220	1,406,948	(a)

Commercial Services & Supplies - 2.2%
Elis SA	65,360	1,165,276	(a)
Shanks Group PLC	1,612,272	1,821,892	(a)

Total Commercial Services & Supplies		2,987,168

Construction & Engineering - 1.3%
Daelim Industrial Co., Ltd.	12,803	921,291	(a)
Morgan Sindall Group PLC	93,830	865,022	(a)

Total Construction & Engineering		1,786,313

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
Electrical Equipment - 2.2%
Nexans SA	19,010	$983,057	*(a)
Vitzrocell Co., Ltd.	76,948	806,257	(a)
Zumtobel Group AG	66,100	1,180,849	(a)

Total Electrical Equipment		2,970,163

Machinery - 5.1%
Bucher Industries AG, Registered Shares	6,510	1,603,204	(a)
CIMC Enric Holdings Ltd.	1,581,234	741,384	(a)
Ebara Corp.	52,609	1,494,657	(a)
Kurita Water Industries Ltd.	31,043	681,928	(a)
Manitou BF SA	15,692	308,856	(a)
Meidensha Corp.	301,670	1,035,230	(a)
Vesuvius PLC	209,990	1,022,739	(a)

Total Machinery		6,887,998

Marine - 1.8%
D/S Norden A/S	104,860	1,640,641	*(a)
Diana Shipping Inc.	287,490	868,220	*

Total Marine		2,508,861

Professional Services - 5.8%
Applus Services SA	176,830	1,792,606	(a)
McMillan Shakespeare Ltd.	63,800	499,176	(a)
Outsourcing Inc.	33,967	1,056,133	(a)
Quick Co., Ltd.	207,300	1,842,005	(a)
SThree PLC	334,450	1,277,463	(a)
TechnoPro Holdings Inc.	45,778	1,463,058	(a)

Total Professional Services		7,930,441

Road & Rail - 2.0%
Europcar Groupe SA	145,120	1,471,304	*(a)(b)
SENKO Co., Ltd.	182,300	1,228,736	(a)

Total Road & Rail		2,700,040

Trading Companies & Distributors - 0.5%
Lumax International Corp., Ltd.	383,604	626,899	(a)

Transportation Infrastructure - 2.1%
Anhui Expressway Co., Ltd., Class H Shares	1,221,599	937,732	(a)
Shenzhen International Holdings Ltd.	511,434	744,301	(a)
Yuexiu Transport Infrastructure Ltd.	1,967,316	1,231,495	(a)

Total Transportation Infrastructure		2,913,528

TOTAL INDUSTRIALS		35,915,184

INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 0.5%
Parrot SA	60,680	662,421	*(a)

Electronic Equipment, Instruments & Components - 4.4%
Datalogic SpA	76,410	1,502,558	(a)
Laird PLC	377,189	708,967	(a)
Orbotech Ltd.	22,620	755,734	*
Osaki Electric Co., Ltd.	129,030	1,341,700	(a)
Technovator International Ltd.	2,143,120	811,755	(a)
Wasion Group Holdings Ltd.	1,590,476	851,312	(a)

Total Electronic Equipment, Instruments & Components		5,972,026

Internet Software & Services - 0.8%
Dena Co., Ltd.	52,708	1,148,192	(a)

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
IT Services - 4.5%
CSE Global Ltd.	2,076,160	$655,933	(a)
Equiniti Group PLC	433,065	1,041,623	(a)(b)
Indra Sistemas SA	106,763	1,169,526	*(a)
Poletowin Pitcrew Holdings Inc.	92,512	783,458	(a)
Sword Group	31,671	968,901	(a)
Zuken Inc.	143,306	1,464,302	(a)

Total IT Services		6,083,743

Semiconductors & Semiconductor Equipment - 1.5%
Ambarella Inc.	24,010	1,299,661	*
ASM Pacific Technology Ltd.	72,340	765,824	(a)

Total Semiconductors & Semiconductor Equipment		2,065,485

Software - 0.8%
Capcom Co., Ltd.	46,070	1,081,637	(a)

Technology Hardware, Storage & Peripherals - 0.6%
Spigen Korea Co., Ltd.	18,463	864,838	(a)

TOTAL INFORMATION TECHNOLOGY		17,878,342

MATERIALS - 14.9%
Chemicals - 2.8%
Kemira OYJ	137,390	1,754,069	(a)
Ube Industries Ltd.	354,760	741,870	(a)
Zeon Corp.	129,040	1,270,727	(a)

Total Chemicals		3,766,666

Construction Materials - 2.4%
Cementir Holding SpA	176,520	780,454	(a)
Low & Bonar PLC	1,190,740	959,967	(a)
Wienerberger AG	91,340	1,584,936	(a)

Total Construction Materials		3,325,357

Containers & Packaging - 3.0%
Greatview Aseptic Packaging Co., Ltd.	4,138,914	2,169,117	(a)
RPC Group PLC	151,079	1,976,514	(a)

Total Containers & Packaging		4,145,631

Metals & Mining - 6.7%
APERAM	26,780	1,224,133	(a)
Centamin PLC	989,420	1,670,349	(a)
Centerra Gold Inc.	271,290	1,270,930
Dominion Diamond Corp.	104,590	1,013,455
Novagold Resources Inc.	329,900	1,508,648	*
Outokumpu OYJ	188,110	1,683,104	*(a)
Troy Resources Ltd.	1,020,000	103,853	*(a)
Vietnam Enterprise Investments Ltd., Class C Shares	191,590	695,656	*(a)

Total Metals & Mining		9,170,128

TOTAL MATERIALS		20,407,782

REAL ESTATE - 6.6%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Grivalia Properties REIC AE	85,110	686,231	(a)
Lar Espana Real Estate Socimi SA	161,070	1,191,744	(a)
Mapletree Logistics Trust	1,303,901	915,745	(a)

Total Equity Real Estate Investment Trusts (REITs)		2,793,720

Real Estate Management & Development - 4.6%
Ascendas India Trust	1,379,490	964,584	(a)
Leopalace21 Corp.	197,878	1,091,991	(a)
publity AG	32,200	1,243,840	(a)
Samty Co., Ltd.	71,116	691,762	(a)
Sun Frontier Fudousan Co., Ltd.	180,631	1,588,947	(a)
Supalai Public Co., Ltd.	992,310	692,751	(a)

Total Real Estate Management & Development		6,273,875

TOTAL REAL ESTATE		9,067,595

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $137,552,268)		136,746,786

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.0%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $19,994)	0.406%	19,994	$19,994

TOTAL INVESTMENTS - 100.0% (Cost - $137,572,262#)			136,766,780
Other Assets in Excess of Liabilities - 0.0%			64,832

TOTAL NET ASSETS - 100.0%			$136,831,612

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

REIC	— Real Estate Investment Company
REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$1,445,771	$23,515,563	—	$24,961,334
Consumer Staples	—	6,634,917	—	6,634,917
Energy	931,686	4,870,646	—	5,802,332
Financials	2,151,286	10,112,938	—	12,264,224
Health Care	—	3,815,076	—	3,815,076
Industrials	868,220	35,046,964	—	35,915,184
Information Technology	2,055,395	15,822,947	—	17,878,342
Materials	3,793,033	16,614,749	—	20,407,782
Real Estate	—	9,067,595	—	9,067,595

Total Long-Term Investments	11,245,391	125,501,395	—	136,746,786

Short-Term Investments†	19,994	—	—	19,994

Total Investments	$11,265,385	$125,501,395	—	$136,766,780

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2016, securities valued at $124,808,644 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

At December 31, 2016, securities valued at $692,751 were transferred from Level 1 to Level 2 within the fair value hierarchy because of the unavailability of a quoted price in an active market for an identical investment.

2. Investments

At December 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,796,802
Gross unrealized depreciation	(14,602,284)

Net unrealized depreciation	$(805,482)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 22, 2017